                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09583

                           UBS Eucalyptus Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                          299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                              SEPTEMBER 30, 2010

               INVESTMENTS IN SECURITIES (136.06%)

   PAR ($)                                                                            FAIR VALUE
------------                                                                       ---------------
               CORPORATE BONDS (3.14%)
               MEDICAL - BIOMEDICAL/GENETICS (1.24%)
     596,700   Incyte Corp., 4.75%, 10/01/15 (a)                                   $     1,179,974
     555,101   Qhp Royalty Sub LLC, 10.25%, 03/15/15 (a)                                   560,652
                                                                                   ---------------
                                                                                         1,740,626
                                                                                   ---------------
               MEDICAL - DRUGS (1.90%)
   1,150,699   Cinacalcet Royalty Sub LLC, 15.50%, 03/30/17 (a)                            978,094
   2,065,190   Rotavax Royalty Sub LLC, Floating Rate, 10/15/14 *,(a)                    1,693,455
                                                                                   ---------------
                                                                                         2,671,549
                                                                                   ---------------
               TOTAL CORPORATE BONDS (Cost $4,176,853)                                   4,412,175
                                                                                   ---------------

   SHARES
------------
               COMMON STOCK (130.44%)
               CHEMICALS - SPECIALTY (1.04%)
      17,000   Lonza Group AG - (Switzerland) (b)                                        1,460,822
                                                                                   ---------------
               DENTAL SUPPLIES & EQUIPMENT (1.17%)
      84,000   Align Technology, Inc. *,(c)                                              1,644,720
                                                                                   ---------------
               DIAGNOSTIC EQUIPMENT (0.59%)
     183,700   Affymetrix, Inc. *,(c)                                                      837,672
                                                                                   ---------------
               DIAGNOSTIC KITS (0.35%)
     122,300   OraSure Technologies, Inc. *                                                495,315
                                                                                   ---------------
               DRUG DELIVERY SYSTEMS (0.95%)
     921,000   Antares Pharma, Inc. *                                                    1,335,450
                                                                                   ---------------
               INSTRUMENTS - SCIENTIFIC (2.64%)
      77,500   Thermo Fisher Scientific, Inc. *,(c)                                      3,710,700
                                                                                   ---------------
               MEDICAL - BIOMEDICAL/GENETICS (40.88%)
     116,000   Amgen, Inc.  *,(c)                                                        6,392,760
     353,200   Anadys Pharmaceuticals, Inc. *                                              819,424
     152,800   Aveo Pharmaceuticals, Inc. *,(c)                                          1,702,192
      82,000   Celgene Corp. *,(c)                                                       4,724,020
      20,800   Clinical Data, Inc. (c)                                                     350,896
     281,400   Cytokinetics, Inc. *,(c)                                                    742,896
     101,000   Dendreon Corp. *,(c)                                                      4,159,180
      90,000   Genzyme Corp. *,(c)                                                       6,371,100
     200,000   Gilead Sciences, Inc. *,(c)                                               7,122,000
     151,700   Hana Biosciences, Inc. *                                                     72,816
     207,800   Human Genome Sciences, Inc. *,(c)                                         6,190,362
      87,000   Illumina, Inc. *,(c)                                                      4,280,400
     103,400   Incyte Corp., Ltd. *,(c)                                                  1,653,366
     245,000   Map Pharmaceuticals, Inc. *,(c)                                           3,748,500
      95,000   Momenta Pharmaceutical, Inc. *,(c)                                        1,429,750
     421,211   Novelos Therapeutics, Inc. *                                                 21,903
     120,000   Seattle Genetics, Inc. *,(c)                                              1,863,600
     248,000   Sequenom, Inc. *,(d)                                                      1,738,480
     319,200   Supergen, Inc. *                                                            667,128

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                              SEPTEMBER 30, 2010

   SHARES                                                                             FAIR VALUE
------------                                                                       ---------------
               COMMON STOCK (CONTINUED)
               MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
     100,000   Vertex Pharmaceuticals, Inc. *,(c)                                  $     3,457,000
                                                                                   ---------------
                                                                                        57,507,773
                                                                                   ---------------
               MEDICAL - DRUGS (57.98%)
     170,300   Achillion Pharmaceuticals, Inc. *                                           514,306
      71,300   Actelion, Ltd. - (Switzerland) (b)                                        2,873,311
      61,000   Allergan, Inc. (c)                                                        4,058,330
     333,500   Bristol-Myers Squibb Co. (c)                                              9,041,185
     124,000   Cubist Pharmaceuticals, Inc. *,(c)                                        2,900,360
      61,000   Eisai Co., Ltd. - (Japan) (b)                                             2,131,366
     455,000   Elan Corp. PLC *,(c), (e)                                                 2,616,250
     161,200   Endo Pharmaceuticals Holdings, Inc. *,(c)                                 5,358,288
      24,000   King Pharmaceuticals, Inc. *                                                239,040
     127,000   Merck & Co., Inc. (c)                                                     4,674,874
     325,000   Mitsubishi Tanabe Pharma Corp. - (Japan) (b)                              5,290,740
     105,000   Nichi-iko Pharmaceutical Co., Ltd. - (Japan) (b), (c)                     3,642,351
     155,000   Novartis AG - (Switzerland) (b)                                           8,940,326
     267,000   Orexigen Therapeutics, Inc. *                                             1,583,310
     505,000   Pfizer, Inc. (c)                                                          8,670,850
      24,000   Pharmasset, Inc. *,(c)                                                      708,000
      53,900   Roche Holding AG - (Switzerland) (b), (c)                                 7,404,044
      36,000   Savient Pharmaceuticals, Inc. *,(c)                                         823,320
     235,000   Shionogi & Co., Ltd. - (Japan) (b)                                        4,298,188
      81,000   Shire PLC  (c), (e)                                                       5,449,680
     605,775   Skyepharma PLC - (United Kingdom) *,(b)                                     353,194
                                                                                   ---------------
                                                                                        81,571,313
                                                                                   ---------------
               MEDICAL - GENERIC DRUGS (7.00%)
      44,000   Sawai Pharmaceutical Co., Ltd. - (Japan) (b), (c)                         3,955,367
      58,000   Towa Pharmaceutical Co., Ltd. - (Japan) (b), (c)                          3,266,493
      62,000   Watson Pharmaceuticals, Inc. *,(c)                                        2,623,220
                                                                                   ---------------
                                                                                         9,845,080
                                                                                   ---------------
               MEDICAL - HMO (2.13%)
      20,500   Aetna, Inc. (c)                                                             648,005
      23,200   CIGNA Corp. (c)                                                             830,096
      20,700   United Health Group, Inc. (c)                                               726,777
      14,000   Wellpoint, Inc. *,(c)                                                       792,960
                                                                                   ---------------
                                                                                         2,997,838
                                                                                   ---------------
               MEDICAL INSTRUMENTS (0.11%)
      76,800   Solta Medical, Inc. *                                                       153,600
                                                                                   ---------------
               MEDICAL LASER SYSTEMS (0.25%)
      35,100   Cynosure, Inc. *,(c)                                                        358,371
                                                                                   ---------------
               MEDICAL PRODUCTS (3.00%)
      50,500   Hospira, Inc. *,(c)                                                       2,879,005
      55,100   Syneron Medical, Ltd. - (Israel) *,(b)                                      546,592

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                              SEPTEMBER 30, 2010

   SHARES                                                                             FAIR VALUE
------------                                                                       ---------------
               COMMON STOCK (CONTINUED)
               MEDICAL PRODUCTS (CONTINUED)
     225,000   TomoTherapy, Inc. *                                                 $       792,000
                                                                                   ---------------
                                                                                         4,217,597
                                                                                   ---------------
               THERAPEUTICS (12.35%)
     600,000   Allos Therapeutics, Inc. *,(c)                                            2,832,000
     190,000   Biomarin Pharmaceutical, Inc. *,(c)                                       4,246,500
     730,000   Pharmacyclics, Inc. *,(c)                                                 5,883,800
     197,000   Warner Chilcott PLC - (Ireland) *,(b), (c)                                4,420,680
                                                                                   ---------------
                                                                                        17,382,980
                                                                                   ---------------
               TOTAL COMMON STOCK (Cost $173,692,599)                                  183,519,231
                                                                                   ---------------
               PREFERRED STOCKS (1.20%)
               MEDICAL - BIOMEDICAL/GENETICS (0.03%)
          10   Novelos Therapeutics, Inc. *                                                 38,932
                                                                                   ---------------
               MEDICAL - GENERIC DRUGS (1.17%)
       1,470   Mylan, Inc.  (c)                                                          1,643,460
                                                                                   ---------------
               TOTAL PREFERRED STOCKS (Cost $1,667,607)                                  1,682,392
                                                                                   ---------------
               WARRANTS (0.33%)
               MEDICAL - BIOMEDICAL/GENETICS (0.10%)
      91,000   Anadys Pharmaceuticals, Inc., $2.75, 06/09/14 *                              44,590
     150,000   Hana Biosciences, Inc., $0.01, 10/07/16 *                                    67,500
      62,500   Hana Biosciences, Inc., $0.60, 10/07/16 *                                    15,000
     333,700   Novelos Therapeutics, Inc., $1.25, 05/02/12 *                                13,348
     330,000   Targeted Genetics Corp., $3.25, 06/22/12 *                                       --
                                                                                   ---------------
                                                                                           140,438
                                                                                   ---------------
               MEDICAL - DRUGS (0.00%)
      43,750   Oscient Pharmaceutical Corp., $2.22, 04/06/11 *                                  --
                                                                                   ---------------
               MEDICAL LABS & TESTING SERVICES (0.00%)
          45   Orchid Biosciences, Inc., $21.70, 07/24/11 *                                     --
          45   Orchid Biosciences, Inc., $23.50, 09/20/11 *                                     --
         120   Orchid Biosciences, Inc., $8.05, 12/12/11 *                                      --
                                                                                   ---------------
                                                                                                --
                                                                                   ---------------
               THERAPEUTICS (0.23%)
     243,000   Alexza Pharmaceuticals, Inc., $2.77, 10/05/16 *                             318,330
                                                                                   ---------------
               TOTAL WARRANTS (Cost $215,750)                                              458,768
                                                                                   ---------------

  NUMBER OF
  CONTRACTS
------------
               PURCHASED OPTIONS (0.95%)
               DIAGNOSTIC EQUIPMENT (0.00%)
          85   Immucor, Inc., 12/18/10 $22.50 Call                                           3,825
                                                                                   ---------------
               HEALTH & BIOTECHNOLOGY (0.01%)
         190   iShares Nasdaq Biotechnology Index Fund, 10/16/10 $84 Put                    12,350
                                                                                   ---------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                              SEPTEMBER 30, 2010

  NUMBER OF
  CONTRACTS                                                                           FAIR VALUE
------------                                                                       ---------------
               PURCHASED OPTIONS (CONTINUED)
               MEDICAL - BIOMEDICAL/GENETICS (0.20%)
         290   Amylin Pharmaceuticals, Inc., 11/20/10 $20 Put                      $        55,100
         700   Arena Pharmaceuticals, Inc., 10/16/10 $3 Put                                105,000
          10   Incyte Corp., 01/22/11 $12.50 Call                                            4,100
          86   Incyte Corp., 12/18/10 $12.50 Call                                           34,400
         373   NPS Pharmaceuticals, Inc., 02/19/11 $5 Put                                   29,840
         373   NPS Pharmaceuticals, Inc., 02/19/11 $7.50 Call                               57,815
                                                                                   ---------------
                                                                                           286,255
                                                                                   ---------------
               MEDICAL - DRUGS (0.02%)
          75   Medivation, Inc., 12/18/10 $10 Call                                          21,450
                                                                                   ---------------
               MEDICAL - GENERIC DRUGS (0.04%)
         205   Perrigo Company, 11/20/10 $65 Call                                           60,065
         290   Watson Pharmaceuticals, Inc., 10/16/10 $50 Call                               1,450
                                                                                   ---------------
                                                                                            61,515
                                                                                   ---------------
               MEDICAL - HMO (0.02%)
         175   WellPoint, Inc., 11/20/10 $60 Call                                           23,625
                                                                                   ---------------
               MEDICAL INSTRUMENTS (0.08%)
         235   Volcano Corporation, 01/22/11 $22.50 Call                                   108,100
                                                                                   ---------------
               MEDICAL PRODUCTS (0.15%)
         380   Baxter International, Inc., 10/16/10 $46 Call                                81,700
         230   Covidien PLC, 10/16/10 $45 Call - (Ireland) (b)                               1,150
         115   Hospira, Inc., 10/16/10 $55 Call                                             31,625
         230   Zimmer Holdings, Inc., 12/18/10 $50 Call                                     92,000
                                                                                   ---------------
                                                                                           206,475
                                                                                   ---------------
               OPTICAL SUPPLIES (0.28%)
         300   Alcon, Inc., 01/22/11 $160 Call                                             357,000
          55   Alcon, Inc., 01/22/11 $165 Call                                              43,340
                                                                                   ---------------
                                                                                           400,340
                                                                                   ---------------
               THERAPEUTICS (0.15%)
          90   Pharmacyclics, Inc., 10/16/10 $7 Call                                        11,250
         485   Pharmacyclics, Inc., 11/20/10 $5 Call                                       143,075
         235   Warner Chilcott PLC, 01/22/11 $21.50 Call - (Ireland) (b)                    58,750
                                                                                   ---------------
                                                                                           213,075
                                                                                   ---------------
               TOTAL PURCHASED OPTIONS (Cost $1,224,715)                                 1,337,010
                                                                                   ---------------
               TOTAL INVESTMENTS IN SECURITIES (Cost $180,977,524)                     191,409,576
                                                                                   ---------------

   SHARES
------------
               SECURITIES SOLD, NOT YET PURCHASED ((53.16)%)
               COMMON STOCK SOLD, NOT YET PURCHASED ((46.35)%)
               DIAGNOSTIC KITS ((1.08)%)
     (54,400)  Qiagen NV - (Netherlands) *,(b)                                            (965,056)

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                              SEPTEMBER 30, 2010

   SHARES                                                                             FAIR VALUE
------------                                                                       ---------------
               COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
               DIAGNOSTIC KITS (CONTINUED)
     (49,800)  Quidel Corp.  *                                                     $      (547,302)
                                                                                   ---------------
                                                                                        (1,512,358)
                                                                                   ---------------
               DRUG DELIVERY SYSTEMS ((1.65)%)
    (157,000)  Nektar Therapeutics  *                                                   (2,318,890)
                                                                                   ---------------
               HEART MONITORS ((0.26)%)
      (5,400)  HeartWare International, Inc. *                                            (371,304)
                                                                                   ---------------
               MEDICAL - BIOMEDICAL/GENETICS ((7.78)%)
     (65,000)  Acorda Therapeutics, Inc.  *                                             (2,146,300)
     (74,000)  Alnylam Pharmaceuticals, Inc.  *                                           (908,720)
    (226,000)  Arena Pharmaceuticals, Inc.  *                                             (354,820)
    (120,000)  Geron Corp.  *                                                             (663,600)
     (40,000)  Life Technologies Corp.  *                                               (1,867,600)
     (63,000)  Myriad Genetics, Inc.  *                                                 (1,033,830)
    (170,200)  Protalix Biotherapeutics, Inc.  *                                        (1,479,038)
    (124,000)  Sequenom, Inc.                                                             (869,240)
     (28,900)  United Therapeutics Corp.  *                                             (1,618,689)
                                                                                   ---------------
                                                                                       (10,941,837)
                                                                                   ---------------
               MEDICAL - DRUGS ((20.23)%)
     (60,000)  Astellas Pharmaceutical Co., Ltd. - (Japan) (b)                          (2,165,373)
     (27,900)  AstraZeneca PLC - (United Kingdom) (b)                                   (1,421,599)
     (59,200)  Auxilium Pharmaceuticals, Inc.  *                                        (1,466,976)
        (600)  Biodel, Inc.  *                                                              (3,180)
    (124,600)  Cadence Pharmaceuticals, Inc.  *                                         (1,040,410)
    (155,000)  Chugai Pharmaceutical Co., Ltd. - (Japan) (b)                            (2,846,107)
    (124,000)  Dr. Reddy's Laboratories, Ltd.  (e)                                      (3,995,280)
    (120,000)  Eli Lilly & Company                                                      (4,383,600)
    (131,000)  H. Lundbeck A/S - (Denmark) (b)                                          (2,317,047)
    (135,000)  Hi-Tech Pharmacal Co., Inc.  *                                           (2,732,400)
    (150,100)  Idenix Pharmaceuticals, Inc.  *                                            (465,310)
     (34,300)  Ono Pharmaceutical Co., Ltd. - (Japan) (b)                               (1,492,426)
     (62,000)  Takeda Pharmaceutical Co., Ltd. - (Japan) (b)                            (2,846,107)
    (275,200)  Theratechnologies, Inc. - (Canada) (b)                                   (1,282,308)
                                                                                   ---------------
                                                                                       (28,458,123)
                                                                                   ---------------
               MEDICAL - GENERIC DRUGS ((1.01)%)
     (27,000)  Teva Pharmaceutical Industries, Ltd.  (e)                                (1,424,250)
                                                                                   ---------------
               MEDICAL - OUTPATIENT/HOME MEDICINE ((0.78)%)
     (43,500)  Lincare Holdings, Inc.                                                   (1,091,415)
                                                                                   ---------------
               MEDICAL INFORMATION SYSTEMS ((1.65)%)
     (35,000)  Quality Systems, Inc.                                                    (2,320,850)
                                                                                   ---------------
               MEDICAL INSTRUMENTS ((2.49)%)
     (27,000)  Arthrocare Corp.  *                                                        (733,860)
     (52,000)  Medtronic, Inc.                                                          (1,746,160)
     (26,000)  St. Jude Medical, Inc.                                                   (1,022,840)
                                                                                   ---------------
                                                                                        (3,502,860)
                                                                                   ---------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                              SEPTEMBER 30, 2010

   SHARES                                                                             FAIR VALUE
------------                                                                       ---------------
               COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
               MEDICAL PRODUCTS ((4.88)%)
     (38,000)  Becton, Dickinson & Co.                                             $    (2,815,800)
      (7,000)  Haemonetics Corp. *                                                        (409,710)
    (242,000)  Q-Med Ab - (Sweden) (b)                                                  (2,606,766)
     (17,100)  Varian Medical Systems, Inc.                                             (1,034,550)
                                                                                   ---------------
                                                                                        (6,866,826)
                                                                                   ---------------
               OPTICAL SUPPLIES ((1.94)%)
     (24,700)  Essilor International SA - (France) (b)                                  (1,701,878)
      (4,600)  Straumann Holding AG - (Switzerland) (b)                                 (1,032,581)
                                                                                   ---------------
                                                                                        (2,734,459)
                                                                                   ---------------
               PHARMACY SERVICES ((0.25)%)
     (15,000)  Omnicare, Inc.                                                             (358,200)
                                                                                   ---------------
               THERAPEUTICS ((2.35)%)
     (74,900)  Amylin Pharmaceuticals, Inc. *                                           (1,561,665)
     (70,300)  ThromboGenics NV - (Belgium) *,(b)                                       (1,751,525)
                                                                                   ---------------
                                                                                        (3,313,190)
                                                                                   ---------------
               TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
               (Proceeds of Sales $(64,306,836))                                       (65,214,562)
                                                                                   ---------------
               EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED ((6.81)%)
               STOCK INDEX ((6.81)%)
    (133,600)  Powershares QQQ                                                          (6,557,088)
     (26,500)  SPDR S&P 500 ETF Trust                                                   (3,024,180)
                                                                                   ---------------
                                                                                        (9,581,268)
                                                                                   ---------------
               TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED
               (Proceeds of Sales $(9,602,112))                                         (9,581,268)
                                                                                   ---------------
               TOTAL SECURITIES SOLD, NOT YET PURCHASED
               (Proceeds of Sales $(73,908,948))                                       (74,795,830)
                                                                                   ---------------

               DERIVATIVE CONTRACTS ((1.33)%)

  NUMBER OF
  CONTRACTS
------------
               WRITTEN OPTIONS ((0.37)%)
               HEALTH & BIOTECHNOLOGY ((0.04)%)
        (190)  iShares Nasdaq Biotechnology Index Fund, 10/16/10 $79 Put                    (3,800)
        (190)  iShares Nasdaq Biotechnology Index Fund, 10/16/10 $85 Call                  (38,000)
        (445)  Pfizer, Inc., 01/22/11 $20 Call                                              (6,675)
                                                                                   ---------------
                                                                                           (48,475)
                                                                                   ---------------
               MEDICAL - BIOMEDICAL/GENETICS ((0.01)%)
        (225)  InterMune, Inc., 01/22/11 $6 Put                                             (2,475)
        (225)  InterMune, Inc., 01/22/11 $7.50 Put                                         (11,925)
                                                                                   ---------------
                                                                                           (14,400)
                                                                                   ---------------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                              SEPTEMBER 30, 2010

  NUMBER OF
  CONTRACTS                                                                           FAIR VALUE
------------                                                                       ---------------
               WRITTEN OPTIONS (CONTINUED)
               MEDICAL - DRUGS ((0.04)%)
        (400)  Merck & Co., Inc., 01/22/11 $25 Put                                 $        (8,000)
        (430)  Merck & Co., Inc., 01/22/11 $45 Call                                         (2,150)
        (225)  Pfizer, Inc., 01/21/12 $12.50 Put                                           (18,900)
        (225)  Pfizer, Inc., 01/21/12 $22.50 Call                                           (9,225)
        (445)  Pfizer, Inc., 01/22/11 $15 Put                                              (16,465)
                                                                                   ---------------
                                                                                           (54,740)
                                                                                   ---------------
               MEDICAL - GENERIC DRUGS (0.00%)
        (290)  Watson Pharmaceuticals, Inc., 10/16/10 $45 Call                              (1,450)
                                                                                   ---------------
               MEDICAL - HMO ((0.01)%)
        (175)  WellPoint, Inc., 11/20/10 $50 Put                                           (11,725)
                                                                                   ---------------
               MEDICAL INSTRUMENTS ((0.03)%)
        (235)  Volcano Corporation, 01/22/11 $20 Put                                       (18,800)
        (235)  Volcano Corporation, 01/22/11 $30 Call                                      (25,850)
                                                                                   ---------------
                                                                                           (44,650)
                                                                                   ---------------
               MEDICAL PRODUCTS ((0.06)%)
        (230)  Covidien PLC, 10/16/10 $40 Call - (Ireland) (b)                             (23,000)
         (75)  Hospira, Inc., 10/16/10 $55 Put                                              (5,250)
        (295)  Johnson & Johnson, 10/16/10 $60 Call                                        (61,065)
                                                                                   ---------------
                                                                                           (89,315)
                                                                                   ---------------
               OPTICAL SUPPLIES ((0.18)%)
        (300)  Alcon, Inc., 01/22/11 $155 Put                                             (112,500)
         (55)  Alcon, Inc., 01/22/11 $160 Put                                              (26,675)
        (355)  Alcon, Inc., 01/22/11 $175 Call                                            (111,825)
                                                                                   ---------------
                                                                                          (251,000)
                                                                                   ---------------
               TOTAL WRITTEN OPTIONS (Premiums $(713,769))                                (515,755)
                                                                                   ---------------

  NOTIONAL
 AMOUNT ($)
------------
               SWAPS ((0.96)%)
 (13,587,974)  Equity Swap, short exposure                                              (1,343,360)
                                                                                   ---------------
               TOTAL SWAPS                                                              (1,343,360)
                                                                                   ---------------
               TOTAL DERIVATIVE CONTRACTS (Proceeds of Sales $(713,769))                (1,859,115)
                                                                                   ---------------
               TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET
               PURCHASED AND DERIVATIVE CONTRACTS -- 81.57%                            114,754,631
                                                                                   ---------------
               OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 18.43%                    25,935,130
                                                                                   ---------------
               TOTAL MEMBERS' CAPITAL -- 100.00%                                   $   140,689,761
                                                                                   ===============

Percentages shown represent a percentage of members' capital as of September 30, 2010.

*    Non-income producing security.

(a)  Restricted security - private investment valued at fair value.

(b)  Foreign.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                              SEPTEMBER 30, 2010

(c) Partially or wholly held ($142,071,016 total fair value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(d)  Private investment in public equity at fair value.

(e)  American Depository Receipt.

EQUITY SWAPS

UBS EUCALYPTUS FUND, L.L.C. HAD THE FOLLOWING OPEN EQUITY SWAP AS OF SEPTEMBER 30, 2010:

  Notional      Maturity                                                                                 Unrealized
   Amount         Date                                     Description                                  Depreciation
-------------   --------   --------------------------------------------------------------------------   ------------
    Sell           *       Agreement with Goldman Sachs & Co., to pay the total return of the Orbimed
$(13,587,974)              Custom Index Modified Short Hedge in an exchange for an amount to be paid
                           monthly, equal to the USD LIBOR-BBA Monthly plus 90 bps.                      $(1,343,360)
                                                                                                         -----------
                                                                                                         $(1,343,360)
                                                                                                         ===========

----------
*    Perpetual maturity. Resets monthly.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                              SEPTEMBER 30, 2010

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ASSETS TABLE

                                                               TOTAL FAIR VALUE AT
DESCRIPTION                                                     SEPTEMBER 30, 2010      LEVEL 1      LEVEL 2     LEVEL 3
-----------                                                    -------------------   ------------   --------   ----------
Investments in Securities
   Corporate Bonds
      Medical - Biomedical/Genetics                                $  1,740,626      $         --   $     --   $1,740,626
      Medical - Drugs                                                 2,671,549                --         --    2,671,549
                                                                   ------------      ------------   --------   ----------
   TOTAL CORPORATE BONDS                                              4,412,175                --         --    4,412,175
                                                                   ------------      ------------   --------   ----------
   Common Stock
      Chemicals - Specialty                                           1,460,822         1,460,822         --           --
      Dental Supplies & Equipment                                     1,644,720         1,644,720         --           --
      Diagnostic Equipment                                              837,672           837,672         --           --
      Diagnostic Kits                                                   495,315           495,315         --           --
      Drug Delivery Systems                                           1,335,450         1,335,450         --           --
      Instruments - Scientific                                        3,710,700         3,710,700         --           --
      Medical - Biomedical/Genetics                                  57,507,773        57,507,773         --           --
      Medical - Drugs                                                81,571,313        81,571,313         --           --
      Medical - Generic Drugs                                         9,845,080         9,845,080         --           --
      Medical - HMO                                                   2,997,838         2,997,838         --           --
      Medical Instruments                                               153,600           153,600         --           --
      Medical Laser Systems                                             358,371           358,371         --           --
      Medical Products                                                4,217,597         4,217,597         --           --
      Therapeutics                                                   17,382,980        17,382,980         --           --
                                                                   ------------      ------------   --------   ----------
   TOTAL COMMON STOCK                                               183,519,231       183,519,231         --           --
                                                                   ------------      ------------   --------   ----------
   Preferred Stocks
      Medical - Biomedical/Genetics                                      38,932            38,932         --           --
      Medical - Generic Drugs                                         1,643,460         1,643,460         --           --
                                                                   ------------      ------------   --------   ----------
   TOTAL PREFERRED STOCKS                                             1,682,392         1,682,392         --           --
                                                                   ------------      ------------   --------   ----------
   Warrants
      Medical - Biomedical/Genetics                                     140,438                --    140,438           --
      Medical - Drugs                                                        --                --         --           --
      Medical Labs & Testing Services                                        --                --         --           --
      Therapeutics                                                      318,330                --    318,330           --
                                                                   ------------      ------------   --------   ----------
   TOTAL WARRANTS                                                       458,768                --    458,768           --
                                                                   ------------      ------------   --------   ----------
   Purchased Options
      Diagnostic Equipment                                                3,825             3,825         --           --
      Health & Biotechnology                                             12,350            12,350         --           --
      Medical - Biomedical/Genetics                                     286,255           286,255         --           --
      Medical - Drugs                                                    21,450            21,450         --           --
      Medical - Generic Drugs                                            61,515            61,515         --           --
      Medical - HMO                                                      23,625            23,625         --           --
      Medical Instruments                                               108,100           108,100         --           --
      Medical Products                                                  206,475           206,475         --           --
      Optical Supplies                                                  400,340           400,340         --           --
      Therapeutics                                                      213,075           213,075         --           --
                                                                   ------------      ------------   --------   ----------
   TOTAL PURCHASED OPTIONS                                            1,337,010         1,337,010         --           --
                                                                   ------------      ------------   --------   ----------
TOTAL INVESTMENTS IN SECURITIES                                    $191,409,576      $186,538,633   $458,768   $4,412,175
                                                                   ============      ============   ========   ==========
TOTAL ASSETS                                                       $191,409,576      $186,538,633   $458,768   $4,412,175
                                                                   ------------      ------------   --------   ----------

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                              SEPTEMBER 30, 2010

LIABILITIES TABLE

                                                               TOTAL FAIR VALUE AT
DESCRIPTION                                                     SEPTEMBER 30, 2010      LEVEL 1       LEVEL 2       LEVEL 3
-----------                                                    -------------------   ------------   -----------   ----------
Securities Sold, Not Yet Purchased
   Common Stock Sold, Not Yet Purchased
      Diagnostic Kits                                              $ (1,512,358)     $ (1,512,358)  $        --      $--
      Drug Delivery Systems                                          (2,318,890)       (2,318,890)           --       --
      Heart Monitors                                                   (371,304)         (371,304)           --       --
      Medical - Biomedical/Genetics                                 (10,941,837)      (10,941,837)           --       --
      Medical - Drugs                                               (28,458,123)      (28,458,123)           --       --
      Medical - Generic Drugs                                        (1,424,250)       (1,424,250)           --       --
      Medical - Outpatient/Home Medicine                             (1,091,415)       (1,091,415)           --       --
      Medical Information Systems                                    (2,320,850)       (2,320,850)           --       --
      Medical Instruments                                            (3,502,860)       (3,502,860)           --       --
      Medical Products                                               (6,866,826)       (6,866,826)           --       --
      Optical Supplies                                               (2,734,459)       (2,734,459)           --       --
      Pharmacy Services                                                (358,200)         (358,200)           --       --
      Therapeutics                                                   (3,313,190)       (3,313,190)           --       --
                                                                   ------------      ------------   -----------      ---
   TOTAL COMMON STOCK SOLD, NOT YET PURCHASED                       (65,214,562)      (65,214,562)           --       --
                                                                   ------------      ------------   -----------      ---
   Exchange Traded Funds Sold, Not Yet Purchased Stock Index         (9,581,268)       (9,581,268)           --       --
                                                                   ------------      ------------   -----------      ---
   TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED               (9,581,268)       (9,581,268)           --       --
                                                                   ------------      ------------   -----------      ---
TOTAL SECURITIES SOLD, NOT YET PURCHASED                           $(74,795,830)     $(74,795,830)  $        --      $--
                                                                   ------------      ------------   -----------      ---
Derivative Contracts
   Written Options
      Health & Biotechnology                                            (48,475)          (48,475)           --       --
      Medical - Biomedical/Genetics                                     (14,400)          (14,400)           --       --
      Medical - Drugs                                                   (54,740)          (54,740)           --       --
      Medical - Generic Drugs                                            (1,450)           (1,450)           --       --
      Medical - HMO                                                     (11,725)          (11,725)           --       --
      Medical Instruments                                               (44,650)          (44,650)           --       --
      Medical Products                                                  (89,315)          (89,315)           --       --
      Optical Supplies                                                 (251,000)         (251,000)           --       --
                                                                   ------------      ------------   -----------      ---
   TOTAL WRITTEN OPTIONS                                               (515,755)         (515,755)           --       --
                                                                   ------------      ------------   -----------      ---
   Swaps                                                             (1,343,360)               --    (1,343,360)      --
                                                                   ------------      ------------   -----------      ---
TOTAL DERIVATIVE CONTRACTS                                         $ (1,859,115)     $   (515,755)  $(1,343,360)     $--
                                                                   ------------      ------------   -----------      ---
TOTAL LIABILITIES                                                  $(76,654,945)     $(75,311,585)  $(1,343,360)     $--
                                                                   ------------      ------------   -----------      ---

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                              SEPTEMBER 30, 2010

                                                 September 30, 2010
Investments in Securities - By Country   Percentage of Members' Capital (%)
--------------------------------------   ----------------------------------
United States                                          64.27%
Switzerland                                            13.96%
Japan                                                   9.41%
Ireland                                                 3.18%
Israel                                                  0.39%
Netherlands                                           (0.69%)
United Kingdom                                        (0.76%)
Canada                                                (0.91%)
France                                                (1.21%)
Belgium                                               (1.24%)
Denmark                                               (1.65%)
Sweden                                                (1.85%)

                                                           September 30, 2010
Investments in Derivative Contracts - By Country   Percentage of Members' Capital (%)
------------------------------------------------   ----------------------------------
Ireland                                                         (0.02%)
United States                                                   (1.31%)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                         CHANGE IN                TRANSFERS
                                                   ACCRUED   REALIZED    UNREALIZED       NET     IN AND/OR  BALANCE AS OF
                                 BALANCE AS OF    DISCOUNTS    GAIN/   APPRECIATION/  PURCHASES/    OUT OF   SEPTEMBER 30,
         DESCRIPTION           DECEMBER 31, 2009  /PREMIUMS   (LOSS)    DEPRECIATION    (SALES)    LEVEL 3        2010
-----------------------------  -----------------  ---------  --------  -------------  ----------  ---------  -------------
Investments in Securities
CORPORATE BONDS
Medical - Biomedical/Genetics      $1,525,318       $  524    $    --     $399,683    $(184,899)     $--       $1,740,626
Medical - Drugs                     3,225,679        8,240     12,936        3,722     (579,028)      --        2,671,549
                                   ----------       ------    -------     --------    ---------      ---       ----------
TOTAL CORPORATE BONDS               4,750,997        8,764     12,936      403,405     (763,927)      --        4,412,175
                                   ----------       ------    -------     --------    ---------      ---       ----------
ENDING BALANCE                     $4,750,997       $8,764    $12,936     $403,405    $(763,927)     $--       $4,412,175
                                   ==========       ======    =======     ========    =========      ===       ==========

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of September 30, 2010 is $403,405.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                              SEPTEMBER 30, 2010

PORTFOLIO VALUATION

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

LEVEL 1--quoted prices in active markets for identical securities.

LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

LEVEL 3--significant unobservable inputs (including the Fund's own assumptions and indicative non-binding broker quotes.)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There was one transfer from Level 2 to Level 1 of a preferred security as of September 30, 2010, due to the removal of a discount on market price that existed at December 31, 2009. Please refer to the June 30, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Eucalyptus Fund, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date November 15, 2010


By (Signature and Title)* /s/ Robert Aufenanger
                          ----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date November 15, 2010

* Print the name and title of each signing officer under his or her signature.